OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

February 3, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Discovery Fund

                 Post-Effective Amendment No. 38 under the Securities Act

                     and Amendment No. 40 under the Investment Company Act

                     Reg. No. 33-00371; File No. 811-4410

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 2010.

Sincerely,

/s/ Kathleen T. Ives

Kathleen T. Ives

Vice President & Associate Counsel

cc: Kramer Levin & Naftalis LLP
     Gloria LaFond
     Nancy S. Vann